Insurance business - (C) Insurance and participating investment contracts assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Jun. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	£ 113		£ 0
Liabilities arising from insurance and participating investment contracts	(135,318)		(122,087)
Net liability	(135,205)		(127,355)
Insurance acquisition assets	34		23
Net liabilities	(135,171)		(127,332)
Disposal group
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities arising from insurance and participating investment contracts	0	£ (5,100)	(5,268)
Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	113		0
Liabilities arising from insurance and participating investment contracts	(134,906)		(121,700)
Net liability	(134,793)		(126,968)	£ (119,783)
Insurance acquisition assets	0		0
Net liabilities	(134,793)		(126,968)
Life | Disposal group
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities arising from insurance and participating investment contracts	0		(5,268)
Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0		0
Liabilities arising from insurance and participating investment contracts	(412)		(387)
Net liability	(412)		(387)	£ (364)
Insurance acquisition assets	34		23
Net liabilities	(378)		(364)
Non-life | Disposal group
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities arising from insurance and participating investment contracts	£ 0		£ 0